UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2012 to February 29, 2012

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

	Delaware	51-0020270
	(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Identification Number)

c/o Discover Bank
12 Read's Way
	New Castle, Delaware	19720
	(Address of principal executive offices of the issuing entity )	(Zip Code)

(302)	323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from February 1, 2012 to February 29, 2012.

Delay of Commencement of Accumulation Period:

On February 6, 2012, the commencement of the Accumulation Periods for certain series of the Master Trust certificates was delayed, pursuant to the terms of the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended, (the "Pooling and Servicing Agreement") by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, and the applicable series supplements thereto.

Series 2005-4, Subseries 2. The commencement of the Accumulation Period for Series 2005-4, Subseries 2 was delayed until September 1, 2012 (the first day of the Due Period related to the October 2012 Distribution Date).

Series 2006-2, Subseries 3. The commencement of the Accumulation Period for Series 2006-2, Subseries 3 was delayed until October 1, 2012 (the first day of the Due Period related to the November 2012 Distribution Date).

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2005-4, Subseries 2:

On March 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for February 2012 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(a) hereto.

(B) Series 2006-2, Subseries 3:

On March 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for February 2012 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(b) hereto.

(C) Series 2007-2:

On March 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for February 2012 with respect to Series 2007-2, which is attached as Exhibit 99(c) hereto.

(D) Series 2007-3, Subseries 2:

On March 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for February 2012 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(d) hereto.

Series 2007-CC Collateral Certificate:

On March 15, 2012, the Registrant made available the Monthly Certificateholders' Statement for February 2012 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on March 15, 2012 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On February 8, 2012, the Note Issuance Trust issued $1,000,000,000 principal amount of the DiscoverSeries Class A(2012-1) Notes, which are supported by the collateral certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement, as amended (the "Series 2007-CC Supplement"), dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $1,000,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the collateral certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

On February 28, 2012, the Note Issuance Trust issued $370,000,000 principal amount of the DiscoverSeries Class C(2012-1) Notes and $290,000,000 principal amount of the DiscoverSeries Class B(2012-1) Notes, which are supported by the Series 2007-CC Collateral Certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $660,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the collateral certificate.

On February 8, 2012 and February 28, 2012, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on February 8, 2012 was in the amount of $136,363,637, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,866,818,183. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on February 28, 2012 was in the amount of $89,999,999, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,956,818,182. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $136,363,637 on February 8, 2012 and $89,999,999 on February 28, 2012. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Additional information regarding the collateral certificate and the Class A, Class B, Class C and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated January 31, 2012, and the prospectus supplement thereto, dated February 1, 2012 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on February 2, 2012 (file numbers 333-167413, 333-167413-01 and 333-167413-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries shall be subordinated in right of payment to Series 2007-CC.

Item 8. Other Information

Class A(2011-A) Notes. On February 23, 2012, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2011-A) Notes (the “Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Notes and their agent agreed to (i) extend the existing expected maturity date of the Notes to March 17, 2014; (ii) extend the existing expected principal payment date of the Notes to March 17, 2014 (except as otherwise may be specified with respect to an increase in the outstanding dollar principal amount of the Notes); (iii) extend the existing termination date for the note purchase commitments to January 31, 2014; (iv) extend the existing legal maturity date of the Notes to September 15, 2016; and (v) extend the existing liquidation commencement date of the Notes to February 1, 2014 (except as otherwise may be specified with respect to an increase in the outstanding dollar principal amount of the Notes).

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
February 29, 2012, for Series 2005-4, Subseries 2.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
February 29, 2012, for Series 2006-2, Subseries 3.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
February 29, 2012, for Series 2007-2.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
February 29, 2012, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: March 15, 2012

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending February 29, 2012, for Series 2005-4, Subseries 2.

99	(b)	Monthly Certificateholders' Statement, related to the
month ending February 29, 2012, for Series 2006-2, Subseries 3.

99	(c)	Monthly Certificateholders' Statement, related to the
month ending February 29, 2012, for Series 2007-2.

99	(d)	Monthly Certificateholders' Statement, related to the
month ending February 29, 2012, for Series 2007-3, Subseries 2.